3. SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2016
Accounting Policies [Abstract]
Liabilities measured at fair value
	Fair Value Measurement at		Fair Value Measurement at
	31-Dec-16		31-Dec-15
	Using		Using
	Level 3	Total	Level 3	Total
Liabilities:
Derivative liabilities	$779,796	$779,796	$1,153,491	$1,153,491